ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative expenses	$ 2,158,983	$ 2,838,872	$ 4,951,022	$ 5,253,734
Research and development expenses	815,811	417,738	979,944	596,297
Total operating expenses	3,546,171	3,386,312	6,849,442	8,534,618
Loss from Operations	2,973,544	1,259,576	6,214,253	15,136,706
Effective income tax expense	565,300	315,092	1,080,423	3,032,253
Net income (loss)	$ 2,368,069	$ 977,260	5,119,870	12,172,655
Condensed statement of operation [Member]
Operating expenses:
General and administrative expenses			266,288	815
Research and development expenses			3,000
Total operating expenses			269,288	815
Loss from Operations			(269,288)	(815)
Effective income tax expense
Net income (loss)			5,184,551	11,881,475
Other expenses			(298)	(47)
Share of income from subsidiaries			5,454,137	11,882,337
Income before income taxes			$ 5,184,551	$ 11,881,475